Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 951	$ 1,061	$ 571
QB advances from SMM/SC	4,483	$ 3,497
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	2,576
Debt (Note 22(f))	4,577
Lease liabilities	1,555
Codelco preferential dividend liability	713
Other liabilities	221
Estimated interest payments on debt and QB advances from SMM/SC	1,687
Downstream pipeline take-or-pay toll commitment	426
Financial liabilities, contractual cash flows	18,807
Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	4,512
QB variable consideration to IMSA	140
Estimated interest payments on debt and QB advances from SMM/SC	2,354
Liquidity risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	46
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	2,576
Debt (Note 22(f))	423
Lease liabilities	175
Codelco preferential dividend liability	0
Other liabilities	0
Estimated interest payments on debt and QB advances from SMM/SC	267
Downstream pipeline take-or-pay toll commitment	33
Financial liabilities, contractual cash flows	3,924
Less Than 1 Year | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	72
Estimated interest payments on debt and QB advances from SMM/SC	372
Less Than 1 Year | Liquidity risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	6
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 22(f))	1,170
Lease liabilities	248
Codelco preferential dividend liability	0
Other liabilities	198
Estimated interest payments on debt and QB advances from SMM/SC	372
Downstream pipeline take-or-pay toll commitment	70
Financial liabilities, contractual cash flows	2,833
2–3 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	68
Estimated interest payments on debt and QB advances from SMM/SC	700
2–3 Years | Liquidity risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	7
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 22(f))	846
Lease liabilities	916
Codelco preferential dividend liability	494
Other liabilities	11
Estimated interest payments on debt and QB advances from SMM/SC	242
Downstream pipeline take-or-pay toll commitment	75
Financial liabilities, contractual cash flows	3,211
4–5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	0
Estimated interest payments on debt and QB advances from SMM/SC	600
4–5 Years | Liquidity risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	27
More Than 5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other financial liabilities	0
Debt (Note 22(f))	2,138
Lease liabilities	216
Codelco preferential dividend liability	219
Other liabilities	12
Estimated interest payments on debt and QB advances from SMM/SC	806
Downstream pipeline take-or-pay toll commitment	248
Financial liabilities, contractual cash flows	8,839
More Than 5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	4,512
QB variable consideration to IMSA	0
Estimated interest payments on debt and QB advances from SMM/SC	682
More Than 5 Years | Liquidity risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	$ 6